Income Tax - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated a tax loss carryforward	$ 57,267
Deferred income tax assets, net	301	$ 588	$ 564
Deferred income tax liabilities, net	$ 91,125	$ 37,645	42,465
Subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which have not been recorded deferred tax asset			1,138
Subsidiaries [member] | 2017 onwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which have not been recorded deferred tax asset			1,090
Subsidiaries [member] | Indeterminate Maturity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which have not been recorded deferred tax asset			$ 48
Argentina [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards expire	Expire within 5 years.
Unused tax losses for which have not been recorded deferred tax asset	$ 21,575